FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	€ (2)	€ (3)	€ (5)	€ (3)
Unrealized gains on foreign currency derivatives - net	3	0	11	(2)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	5	0	5
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(2)	0	(4)	2
Unrealized gains on foreign currency derivatives - net	3	(1)	11	(2)
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	0	(3)	(1)	(5)
Unrealized gains on foreign currency derivatives - net	0	1	0	0
Losses reclassified from OCI as result of hedge accounting discontinuation	0	(5)	0	(5)
Losses reclassified from OCI as a result of hedge accounting discontinuation			5
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains on foreign currency derivatives - net	2	2	(9)	(6)
Gains / (losses) reclassified from cash flow hedge reserve to the Interim Income Statement	€ 1	€ 3	€ 1	€ 6